Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,404.0	$ 1,586.9
Cash collateral	0.0	0.8
Not Designated as Hedging Instrument | Derivative assets | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	4.5	17.0
Derivative, Notional Amount	529.5	550.0
Not Designated as Hedging Instrument | Derivative liabilities | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(12.1)	(41.7)
Derivative, Notional Amount	874.5	1,036.9
Not Designated as Hedging Instrument | Derivative liabilities | Embedded Derivative Financial Instruments
Derivatives, Fair Value [Line Items]
Fair Value	0.0	(3.6)
Derivative, Notional Amount	0.0	0.0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Cash collateral	0.0	2.0
Designated as Hedging Instrument | Derivative assets | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.5	0.0
Derivative, Notional Amount	186.8	0.0
Designated as Hedging Instrument | Derivative liabilities | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	0.0	(4.2)
Derivative, Notional Amount	$ 0.0	$ 158.0